Equity Recapitalization (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 27, 2010	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Equity Recapitalization [Line Items]
Cash received from equity recapitalization	$ 181,000,000
Transaction expenses	7,000,000
Total consideration paid	211,700,000
Consideration paid in rollover shares, value	16,700,000
Outstanding stock convertible to cash, amount per share	$ 8.67
Outstanding stock options cancelled, intrinsic value	17,494,531
Collaborative group, ownership percentage	90.00%
Number of items comprising substantive participation rights	19
Substantive participation rights, minimum voting interest percentage	75.00%
Catterton and Argentia [Member]
Equity Recapitalization [Line Items]
Collaborative group, ownership percentage	90.00%
Catterton [Member]
Equity Recapitalization [Line Items]
Cash received from equity recapitalization	91,000,000
Collaborative group, ownership percentage	45.00%
Collaborative group, ownership percentage of voting interest	62.00%
Argentia [Member]
Equity Recapitalization [Line Items]
Cash received from equity recapitalization	90,000,000
Collaborative group, ownership percentage	45.00%
Collaborative group, ownership percentage of voting interest	24.00%
Management and Other Shareholders [Member]
Equity Recapitalization [Line Items]
Collaborative group, ownership percentage	10.00%
Series A Preferred Stock and Common Class A [Member]
Equity Recapitalization [Line Items]
Conversion ratio	3.4
Series A Preferred Stock [Member]
Equity Recapitalization [Line Items]
Stock converted	5,898,709
Preferred stock, share conversion ratio	2
Common Stock [Member]
Equity Recapitalization [Line Items]
Stock converted	11,797,418
Class A Common Stock [Member]
Equity Recapitalization [Line Items]
Consideration paid in rollover shares, value	16,700,000
Conversion of outstanding common stock into the right to receive cash, net of rollover equity, shares	12,625,462
Common stock held in treasury, cancelled	11,897,375 [1]
Shares converted into rollover shares	1,931,058
Issuance of common stock, net of transaction expenses, shares		14,594,760	14,594,760	14,594,760
Class A Common Stock [Member] | Catterton [Member]
Equity Recapitalization [Line Items]
Issuance of common stock, net of transaction expenses, shares	10,501,400
Class A Common Stock [Member] | Argentia [Member]
Equity Recapitalization [Line Items]
Issuance of common stock, net of transaction expenses, shares	4,093,360
Class A Common Stock [Member] | Management [Member]
Equity Recapitalization [Line Items]
Consideration paid in rollover shares, value	$ 3,600,000
Shares issued to management, shares	418,711
Class B Common Stock [Member]
Equity Recapitalization [Line Items]
Issuance of common stock, net of transaction expenses, shares		6,292,640	6,292,640	6,292,640
Class B Common Stock [Member] | Argentia [Member]
Equity Recapitalization [Line Items]
Issuance of common stock, net of transaction expenses, shares	6,292,640
Class C Common Stock [Member]
Equity Recapitalization [Line Items]
Issuance of common stock, net of transaction expenses, shares		1	1	1
Class C Common Stock [Member] | Argentia [Member]
Equity Recapitalization [Line Items]
Issuance of common stock, net of transaction expenses, shares	1
Catterton and PSPIB [Member]
Equity Recapitalization [Line Items]
Ownership percentage of merger partner by third parties	100.00%

[1]	Unless otherwise noted, activity relates to Class A common stock